                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form

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1.    Name and address of issuer: MML Bay State Variable Annuity Separate
                                  Account I
                                  1295 State Street
                                  Springfield, MA 01111-0001
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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): [_]

MML Bay State Variable Annuity Separate Account I (segment related to Securities Act File Number 33-76920)

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3.    Investment Company Act File Number:  811-8450

      Securities Act File Number:  33-76920

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4(a). Last day of fiscal year for which this Form is filed:  December 31, 1999


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4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [_] Check box if this is the last time the issuer will be filing this Form

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5.    Calculation of registration fee:

      (i)   Aggregate sale price of
            securities sold during the
            fiscal year pursuant to
            section 24(f):                                        $   51,643,621
                                                                   -------------
      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                          $ 51,750,821
                                                       -----------

      (iii) Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995 that
            were not previously used to reduce
            registration fees payable to the
            Commission.                               $          0
                                                       -----------

      (iv)  Total available redemption credits
            [add items 5(ii) and 5(iii)                          -$ (51,750,821)
                                                                   -------------

      (v)   Net sales - if Items 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                      $           0
                                                                   ------------

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         (vi)   Redemption credits available
                for use in future years             $ (107,200)
                - if Item 5(i) is less than         -----------
                Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:                                  $    107,200
                                                                   -----------

         (vii)  Multiplier for determining
                registration fee
                (See Instruction C.9):                            x    .000264
                                                                   -----------

         (viii) Registration fee due [multiply
                Item 5(v) by Item 5(vii)] (enter
                "0" if no fee is due):                            =$     0
                                                                    ----------
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6.    Prepaid Shares


     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:____________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____________
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7. Interest due - If this form is being filed more than 90 days after the end of the issuer's fiscal year(see Instruction D):
                                                                  +$         0
                                                                    ----------
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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$         0
                                                                    ----------
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                       Method of Delivery:

                                            [_] Wire Transfer

                                            [_] Mail or other means

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                                    SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*                     /s/ Stephen R. Bosworth
                                             ------------------------
                                             Stephen  R. Bosworth
                                             Vice President


Date March 22, 2000

*    Please print the name and title of the signing officer below the signature.

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